Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2022
Intangible Assets and Goodwill [Abstract]
Intangible assets and goodwill

9. Intangible assets and goodwill

	Goodwill	Development costs and software	Customer relationships	Brand	Domain names	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2022	218,840	56,178	21,109	2,746	73	298,946
Additions	—	14,858	—	—	115	14,973
Acquisition of subsidiaries	50,597	2,592	3,669	4,158	—	61,016
At June 30, 2022	269,437	73,628	24,778	6,904	188	374,935

Accumulated amortization
At January 1, 2022	—	(13,543)	(21,109)	(2,746)	(34)	(37,432)
Charge for the period	—	(26,012)	(408)	(4,158)	(17)	(30,595)
Impairment loss	(107,570)	(3,981)	—	—	—	(111,551)
At June 30, 2022	(107,570)	(43,536)	(21,517)	(6,904)	(51)	(179,578)

Net book value
At June 30, 2022	161,867	30,092	3,261	—	137	195,357

Details of goodwill and other intangible assets recognized on acquisition of subsidiaries are set out in Note 6. The impairment charge is recorded within administrative expenses in the statement of profit or loss.

Impairment testing

The Group performed its annual impairment test in December 2021. The Group considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. As at June 30, 2022, the market capitalization of the Group was below the book value of its equity, indicating a potential impairment of goodwill. In addition, the Group announced a Business Realignment Plan in June 2022 (the “Business Realignment Plan”) given the current macroeconomic conditions. As a result, Management performed an impairment test as at June 30, 2022 for all of the Cash Generating Units (“CGUs”).

The Group’s impairment test for intangible assets and goodwill is based on value-in-use calculations. The key assumptions used to determine the value-in-use for the different CGUs were disclosed in the annual consolidated financial statements for the year ended December 31, 2021. The projected cash flows were updated to reflect the actions announced in the Business Realignment Plan and updated pre-tax discount rates were applied. All other assumptions remained consistent with those disclosed in the annual financial statements for the year ended December 31, 2021. The Group used each CGU’s value-in-use, as this is higher than fair value less costs of disposal, to determine the recoverable amount.

UK

Management did not identify any impairment for the UK CGU to which intangible assets and goodwill of £162.0 million is allocated. A pre-tax discount rate of 16.6% (December 31, 2021: 15.7%) was applied.

Germany and France

Management has recognized an impairment charge of £57.9 million for the Germany and France CGU (formerly the Europe CGU) against intangible assets and goodwill previously carried at £64.4 million. The impairment charge largely relates to actions taken in the Group's Business Realignment Plan to no longer offer the subscription service to new subscribers from the end of June 2022. A pre-tax discount rate of 16.5% (December 31, 2021: 22.0%) was applied.

Spain

Management did not identify any impairment for the Spain CGU (formerly the Swipcar CGU) to which intangible assets and goodwill of £20.0 million is allocated. A pre-tax discount rate of 16.2% (December 31, 2021: 19.6%) was applied.

Italy

The Italy CGU is a new CGU following the acquisition of brumbrum in January 2022. Management has recognized an impairment charge of £49.7 million for the Italy CGU against intangible assets and goodwill previously carried at £56.5 million. The impairment charge largely relates to actions taken in the Group's Business Realignment Plan to no longer offer the subscription service to new subscribers from the end of June 2022. A pre-tax discount rate of 17.4% was applied.

Cazana

Management has recognized an impairment charge of £4.0 million for the Cazana CGU against intangible assets and goodwill previously carried at £4.0 million. The impairment charge reflects a shift to no longer offering data services to external customers. A pre-tax discount rate of 12.0% (December 31, 2021: 23.3%) was applied.